Long-Term Debt - Long-Term Debt Issuances (Details) $ in Millions, $ in Millions	May 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	May 31, 2021 USD ($)	May 31, 2021 CAD ($)	Apr. 30, 2021 CAD ($)	Mar. 31, 2021 USD ($)
ITC | Two Point Nine Zero Percent Series A Secured Senior Notes | Secured
Debt Instrument [Line Items]
Stated interest rate (percent)				2.90%
Face value				$ 75
ITC | Three Point Zero Five Percent Series B Secured Senior Notes | Secured | Forecast
Debt Instrument [Line Items]
Stated interest rate (percent)	3.05%
Face value	$ 75
UNS Energy | Three Point Two Five Percent Senior Unsecured Notes | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)					3.25%	3.25%
Face value					$ 325
Central Hudson | Three Point Two Nine Percent Senior Unsecured Notes | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)								3.29%
Face value								$ 75
Central Hudson | Three Point Two Two Percent Senior Unsecured Notes | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)			3.22%
Face value			$ 55
FortisBC Energy | Two Point Four Two Percent Unsecured Debentures | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)							2.42%
Face value							$ 150
Maritime Electric | Three Point Four Zero Percent Secured First Mortgage Bonds | Secured
Debt Instrument [Line Items]
Stated interest rate (percent)		3.40%
Face value		$ 40
Fortis | Two Point One Eight Percent Senior Unsecured Notes | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)					2.18%	2.18%
Face value						$ 500